Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	Year Ended December 31,
	2020			2019			2018
(Thousands of dollars)	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$(57,539)	$13,809	$(43,730)	$(71,087)	$17,061	$(54,026)	$(20,426)	$4,902	$(15,524)
Amortization of prior service cost	1,155	(277)	878	1,271	(305)	966	1,335	(320)	1,015
Amortization of net actuarial (gain)/loss	37,830	(9,079)	28,751	23,376	(5,610)	17,766	33,617	(8,068)	25,549
Prior service cost	—	—	—	(1,878)	452	(1,426)	—	—	—
Regulatory adjustment	7,435	(1,785)	5,650	36,944	(8,867)	28,077	(8,233)	1,976	(6,257)
Pension plans other comprehensive income (loss)	(11,119)	2,668	(8,451)	(11,374)	2,731	(8,643)	6,293	(1,510)	4,783
FSIRS (designated hedging activities):
Amounts reclassified into net income	3,247	(780)	2,467	3,344	(803)	2,541	3,345	(804)	2,541
FSIRS other comprehensive income (loss)	3,247	(780)	2,467	3,344	(803)	2,541	3,345	(804)	2,541
Total other comprehensive income (loss) –Southwest Gas Corporation	(7,872)	1,888	(5,984)	(8,030)	1,928	(6,102)	9,638	(2,314)	7,324
Foreign currency translation adjustments:
Translation adjustments	1,713	—	1,713	2,038	—	2,038	(3,010)	—	(3,010)
Foreign currency other comprehensive income (loss)	1,713	—	1,713	2,038	—	2,038	(3,010)	—	(3,010)
Total other comprehensive income (loss) – Southwest Gas Holdings, Inc.	$(6,159)	$1,888	$(4,271)	$(5,992)	$1,928	$(4,064)	$6,628	$(2,314)	$4,314
(1) Tax amounts are calculated using a 24% rate. With regard to foreign currency translation adjustments, the Company has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, and no repatriation of earnings anticipated, the Company is not recognizing a tax effect or presenting a tax expense or benefit for currency translation adjustments in Other comprehensive income (loss).

Schedule of Rollforward of Accumulated Other Comprehensive Income
The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

	Defined Benefit Plans			FSIRS			Foreign Currency Items
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit	After-Tax	AOCI
Beginning Balance AOCI December 31, 2019	$(66,601)	$15,985	$(50,616)	$(5,966)	$1,431	$(4,535)	$(1,581)	$—	$(1,581)	$(56,732)
Net actuarial gain/(loss)	(57,539)	13,809	(43,730)	—	—	—	—	—	—	(43,730)
Translation adjustments	—	—	—	—	—	—	1,713	—	1,713	1,713
Other comprehensive income before reclassifications	(57,539)	13,809	(43,730)	—	—	—	1,713	—	1,713	(42,017)
FSIRS amounts reclassified from AOCI (1)	—	—	—	3,247	(780)	2,467	—	—	—	2,467
Amortization of prior service cost (2)	1,155	(277)	878	—	—	—	—	—	—	878
Amortization of net actuarial loss (2)	37,830	(9,079)	28,751	—	—	—	—	—	—	28,751
Regulatory adjustment (3)	7,435	(1,785)	5,650	—	—	—		—	—	5,650
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc.	(11,119)	2,668	(8,451)	3,247	(780)	2,467	1,713	—	1,713	(4,271)
Ending Balance AOCI December 31, 2020	$(77,720)	$18,653	$(59,067)	$(2,719)	$651	$(2,068)	$132	$—	$132	$(61,003)
(1)The FSIRS reclassification amounts are included in Net interest deductions on the Company’s Consolidated Statements of Income.
(2)These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(3)The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in Deferred charges and other assets on the Company’s Consolidated Balance Sheets).
(4)    Tax amounts are calculated using a 24% rate.

The following table represents a rollforward of AOCI, presented on Southwest’s Consolidated Balance Sheets:

	Defined Benefit Plans			FSIRS
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (9)	After- Tax	Before- Tax	Tax (Expense) Benefit (9)	After- Tax	AOCI
Beginning Balance AOCI December 31, 2019	$(66,601)	$15,985	$(50,616)	$(5,966)	$1,431	$(4,535)	$(55,151)
Net actuarial gain/(loss)	(57,539)	13,809	(43,730)	—	—	—	(43,730)
Other comprehensive loss before reclassifications	(57,539)	13,809	(43,730)	—	—	—	(43,730)
FSIRS amounts reclassified from AOCI (6)	—	—	—	3,247	(780)	2,467	2,467
Amortization of prior service cost (7)	1,155	(277)	878	—	—	—	878
Amortization of net actuarial loss (7)	37,830	(9,079)	28,751	—	—	—	28,751
Regulatory adjustment (8)	7,435	(1,785)	5,650	—	—	—	5,650
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	(11,119)	2,668	(8,451)	3,247	(780)	2,467	(5,984)
Ending Balance AOCI December 31, 2020	$(77,720)	$18,653	$(59,067)	$(2,719)	$651	$(2,068)	$(61,135)
(6)    The FSIRS reclassification amounts are included in Net interest deductions on Southwest’s Consolidated Statements of Income.
(7)    These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(8)    The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included Deferred charges and other assets on Southwest’s Consolidated Balance Sheets).
(9) Tax amounts are calculated using a 24% rate.
Schedule of Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income
The following table represents amounts (before income tax impacts) included in AOCI (in the tables above), that have not yet been recognized in net periodic benefit cost:

	Year Ended December 31,
(Thousands of dollars)	2020	2019
Net actuarial loss	$(502,783)	$(483,074)
Prior service cost	(2,487)	(3,641)
Less: amount recognized in regulatory assets	427,550	420,114
Recognized in AOCI	$(77,720)	$(66,601)
Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	Year Ended December 31,
	2020				2019				2018
(Thousands of dollars)	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
Net actuarial loss (gain) (a)	$57,539	$45,665	$7,240	$4,634	$71,087	$66,557	$7,975	$(3,445)	$20,426	$23,607	$(3,940)	$759
Amortization of prior service cost (b)	(1,155)	—	—	(1,155)	(1,271)	—	—	(1,271)	(1,335)	—	—	(1,335)
Amortization of net actuarial loss (b)	(37,830)	(36,025)	(1,805)	—	(23,376)	(22,356)	(1,020)	—	(33,617)	(32,115)	(1,502)	—
Prior service cost	—	—	—	—	1,878	—	—	1,878	—	—	—	—
Regulatory adjustment	(7,435)	(3,956)	—	(3,479)	(36,944)	(39,782)	—	2,838	8,233	7,657	—	576
Recognized in other comprehensive (income) loss	11,119	5,684	5,435	—	11,374	4,419	6,955	—	(6,293)	(851)	(5,442)	—
Net periodic benefit costs recognized in net income	56,291	50,583	3,798	1,910	42,465	36,982	3,046	2,437	51,332	46,089	3,405	1,838
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$67,410	$56,267	$9,233	$1,910	$53,839	$41,401	$10,001	$2,437	$45,039	$45,238	$(2,037)	$1,838